Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 19,140	$ 11,513	$ 12,253
Adjustments to reconcile net income to net cash provided by operating activities:
Equity (income) loss of joint ventures	(957)	225	1,071
Depreciation and amortization	8,267	7,490	6,809
Foreign currency transaction loss (gain)	36	395	(1,369)
Unrealized (gain) loss on peso option contracts		(395)	640
Loss on disposition of property, plant and equipment	170	100	30
Deferred income taxes	1,447	3,847	54
Stock based compensation expense	1,128	1,062	825
Provision for doubtful accounts			116
Loss on settlement of pension obligation		2,144
Change in operating assets and liabilities:
Receivables	(21,291)	(2,923)	(5,394)
Inventories	(6,190)	(3,076)	899
Other assets	(6,535)	2,809	(2,130)
Accounts payable and accrued liabilities	16,188	(7,553)	3,437
Other, net	116	27
Net cash provided by operating activities	11,519	15,665	17,241
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in joint ventures		(965)	(200)
Loan to Joint venture	(285)
Additions to property, plant and equipment	(12,812)	(12,515)	(13,558)
Proceeds received on sale of property, plant and equipment	71	91	19
Net cash used in investing activities	(13,026)	(13,389)	(13,739)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under credit facility	1,250	3,250
Repayments under credit facility	(1,000)	(1,000)
Exercise of stock options and employee stock purchases	2,742	823	82
Excess tax benefits from stock-based compensation	495	270	4
Dividends paid to non-controlling interests of subsidiaries	(984)	(1,331)	(400)
Dividends paid	(1,542)	(1,352)	(1,341)
Repayment of loan from related parties			(1,850)
Net cash provided by (used in) financing activities	961	660	(3,505)
FOREIGN CURRENCY IMPACT ON CASH	(5)	(116)	240
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(551)	2,820	237
CASH AND CASH EQUIVALENTS
Beginning of year	20,307	17,487	17,250
End of year	19,756	20,307	17,487
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	5,441	3,701	2,721
Interest paid	$ 42	$ 42	$ 115